UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Global Value Fund

ANNUAL REPORT TO SHAREHOLDERS

October 31, 2021

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Value Fund, the benchmark MSCI AC World Index and the MSCI AC World Value Index for the trailing periods ending October 31, 2021 were as follows:

	1 Year	3 Years	5 Years	7 Years	Since Inception
LSV Global Value Fund, Institutional Class Shares*	44.51%	10.82%	9.77%	6.94%	6.35%

Benchmark:
MSCI AC World	37.28%	17.47%	14.72%	10.62%	9.91%

Broad Market:
MSCI AC World Value	39.95%	9.96%	9.35%	6.45%	5.76%

*Periods longer than 1-year are annualized; inception date 6/25/2014.

Institutional Class Shares performance as of 9/30/21: 39.52% (1 year), 9.10% (5 year) and 6.11% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

Global equity markets broadly rallied over the last twelve months fueled by positive news on vaccines to fight COVID-19, ongoing government stimulus programs and accommodative monetary policies around the world. The MSCI AC World Index was up 37.28% (in USD) for the twelve months ended October 31, 2021. After several years of relative underperformance, value stocks staged a comeback over the trailing 12 months, particularly over the first half of the period, fueled by optimism for a sustained increase in economic growth. However, the rally in value stocks slowed in the second half of the period as the uptick in COVID-19 cases due to the Delta variant, supply chain issues and higher inflation readings weighed on value stocks. On net, the MSCI AC World Value Index was up 39.95% while the MSCI AC World Growth Index was up 34.69% (both in USD). From a sector perspective, Energy stocks significantly outperformed over the last year as oil prices moved from below $40/barrel to over $80. Financial and Information Technology stocks also handily outperformed over the period. Defensive sectors of the market including Utilities and Consumer Staples lagged. The LSV Global Value Fund, Institutional Class Shares, was up 44.51%.

The most significant contributor to the outperformance for the Fund was the rebound for value stocks in the first half of the period. After a very difficult period for value stocks from early 2018 through late 2020, value stocks staged a recovery after vaccines were introduced in November 2020 to help combat COVID-19. The rebound in value-oriented stocks had a positive impact on relative results given the Fund’s attractive valuation characteristics. Performance attribution further indicates that both stock and sector selection contributed positively to portfolio relative returns for the period. Stock selection represented the bulk of the relative gains thanks in large part to the outperformance of deep value names within the Consumer Discretionary, Financials and Utilities sectors—holdings within the Auto Manufacturing, Regional Banks and Independent Power Producers industries performed particularly well over the past year. Within Consumer Discretionary, not owning a number of expensive names in the Internet & Direct Marketing Retail industry also added value. From a sector perspective, relative gains were more modest and largely the result of our overweight position in the Financials sector. Top individual contributors included overweight positions in Applied Materials, Great Wall Motor Company, China Resources Power, Seagate and Ford Motor Company. Not owning Alibaba, Tencent and Amazon also added value. Main individual detractors included overweights to Rio Tinto, Intel, Jazz Pharmaceuticals, Petrobras and Bristol-Myers Squibb. Not holding Tesla, Microsoft, Alphabet and Nvidia also detracted.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 9.6x forward earnings compared to 19.3x for the MSCI AC World Index, 1.5x book value compared to 3.1x for the benchmark and 6.6x cash flow compared to 15.1x for the MSCI AC World Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Financials, Materials and Industrials sectors while underweight Information Technology, Real Estate and Communication Services.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed Markets countries.

The MSCI AC World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed Markets countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Comparison of Change in the Value of $100,000 Investment in the LSV

Global Value Fund, Institutional Class Shares, versus the MSCI All Country World Index (Unaudited)

	Average Annual Total Return for the period ended October 31, 2021
	One Year Return	Three Year Return	Five Year Return	Annualized Inception to Date(1)
LSV Global Value Fund, Institutional Class Shares	44.51%	10.82%	9.77%	6.35%
LSV Global Value Fund, Investor Class Shares	44.16%	10.54%	9.51%	6.10%
MSCI All Country World Index	37.28%	17.47%	14.72%	9.91%

*	The graph is based on only the Institutional Class Shares; performance for Investor Class Shares would be different due to differences in fee structures.

(1)	The LSV Global Value Fund Commenced operations on June 25, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

October 31, 2021

Sector Weightings (Unaudited)†:

†	Percentages are based on total investments.

Schedule of Investments

LSV Global Value Fund

	Shares	Value (000)

U.S. Common Stock (57.9%)

Aerospace & Defense (0.6%)
Huntington Ingalls Industries	800	$163
L3Harris Technologies	700	161

		324

Agricultural Operations (0.6%)
Archer-Daniels-Midland	5,200	334

Agricultural Products (0.3%)
Ingredion	1,700	162

Air Freight & Logistics (0.6%)
FedEx	1,200	283

Aircraft (0.8%)
Delta Air Lines*	3,600	140
Lockheed Martin	400	133
United Airlines Holdings*	2,700	125

		398

Apparel Retail (0.4%)
Foot Locker	4,800	229

Asset Management & Custody Banks (1.9%)
Ameriprise Financial	800	242
Bank of New York Mellon	6,000	355
State Street	3,600	355

		952

Automotive (2.0%)
Ford Motor	21,900	374
General Motors*	6,400	348
Goodyear Tire & Rubber*	5,800	111
Lear	1,000	172

		1,005

Automotive Retail (0.6%)
Group 1 Automotive	800	144

LSV Global Value Fund

	Shares	Value (000)

Automotive Retail (continued)
Murphy USA	900	$146

		290

Banks (1.7%)
Citizens Financial Group	5,400	256
Regions Financial	11,700	277
Wells Fargo	3,300	169
Zions Bancorp	2,500	157

		859

Biotechnology (2.1%)
Amgen	700	145
Biogen*	600	160
Gilead Sciences	4,800	311
Ironwood Pharmaceuticals, Cl A*	19,700	252
Regeneron Pharmaceuticals*	300	192

		1,060

Broadcasting (1.6%)
Fox	7,800	310
Gray Television	4,500	105
Nexstar Media Group, Cl A	1,000	150
ViacomCBS, Cl B	7,800	283

		848

Building & Construction (1.1%)
Owens Corning	3,600	336
TRI Pointe Homes*	8,500	206

		542

Chemicals (1.6%)
Celanese, Cl A	2,000	322
Eastman Chemical	1,500	156
Huntsman	5,300	173
LyondellBasell Industries, Cl A	1,600	149

		800

Computer & Electronics Retail (0.3%)
Best Buy	1,400	171

Computers & Services (4.0%)
DXC Technology*	5,300	173
eBay	4,800	368
Hewlett Packard Enterprise	22,200	325
HP	12,400	376
NetApp	1,700	152
Oracle	5,700	547
Xerox Holdings	7,700	137

		2,078

Consumer Products (0.7%)
Brunswick	1,600	149

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2021

LSV Global Value Fund

	Shares	Value (000)

Consumer Products (continued)
Polaris Industries	1,700	$195

		344

Data Processing & Outsourced Services (0.3%)
CSG Systems International	2,900	145

Drug Retail (0.2%)
Walgreens Boots Alliance	2,700	127

Electric Utilities (0.5%)
NRG Energy	6,900	275

Electrical Services (0.4%)
Vistra	9,300	182

Fertilizers & Agricultural Chemicals (0.7%)
Mosaic	8,600	358

Financial Services (2.1%)
Ally Financial	4,600	220
Capital One Financial	1,600	242
Citigroup	7,200	497
Discover Financial Services	1,200	136

		1,095

Food, Beverage & Tobacco (1.2%)
JM Smucker	2,600	319
Molson Coors Beverage, Cl B	6,600	291

		610

General Merchandise Stores (0.6%)
Target	1,100	286

Health Care Distributors (0.8%)
Cardinal Health	3,000	143
McKesson	1,300	271

		414

Health Care Services (1.2%)
CVS Health	3,600	322
DaVita*	1,300	134
Quest Diagnostics	1,100	161

		617

Homebuilding (0.3%)
DR Horton	1,800	161

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	1,800	379

Insurance (3.3%)
Aflac	3,000	161
Allstate	2,000	247
American Financial Group	1,200	163

LSV Global Value Fund

	Shares	Value (000)

Insurance (continued)
Hartford Financial Services Group	2,900	$211
Lincoln National	2,200	159
MetLife	6,300	397
MGIC Investment	10,400	168
Prudential Financial	1,500	165

		1,671

Investment Banking & Brokerage (1.0%)
Jefferies Financial Group	5,700	245
Morgan Stanley	2,600	267

		512

IT Consulting & Other Services (1.6%)
Amdocs	4,100	319
International Business Machines	3,900	488

		807

Machinery (2.3%)
AGCO	2,000	244
Allison Transmission Holdings	6,500	217
Crane	2,200	227
Cummins	700	168
Meritor*	7,200	175
Oshkosh	1,500	161

		1,192

Managed Health Care (0.3%)
Anthem	400	174

Media & Entertainment (0.4%)
TEGNA	9,900	195

Metal & Glass Containers (1.0%)
Berry Global Group*	2,500	164
Crown Holdings	1,600	166
Silgan Holdings	4,000	161

		491

Mortgage REITs (0.5%)
New Residential Investment	21,300	242

Motorcycle Manufacturers (0.3%)
Harley-Davidson	4,200	153

Paper Packaging (0.4%)
Westrock	4,000	192

Petroleum & Fuel Products (0.3%)
Valero Energy	2,200	170

Pharmaceuticals (4.7%)
AbbVie	1,900	218

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2021

LSV Global Value Fund

	Shares	Value (000)

Pharmaceuticals (continued)
Bristol-Myers Squibb	5,200	$304
Jazz Pharmaceuticals*	1,200	160
Johnson & Johnson	1,400	228
Merck	6,600	581
Organon	3,100	114
Pfizer	16,400	718
Viatris, Cl W*	7,500	100

		2,423

Property & Casualty Insurance (0.5%)
First American Financial	3,700	271

Reinsurance (0.3%)
Everest Re Group	600	157

Retail (1.3%)
Kohl’s	2,900	141
Kroger	8,600	344
Macy’s	6,400	169

		654

Retail REIT’s (0.3%)
Simon Property Group	1,200	176

Semiconductors (0.6%)
Qorvo*	1,800	303

Semi-Conductors/Instruments (3.4%)
Amkor Technology	12,500	274
Applied Materials	1,800	246
Cirrus Logic*	1,900	154
Intel	13,000	636
Jabil	4,600	276
Micron Technology	2,600	180

		1,766

Specialized Consumer Services (0.3%)
H&R Block	6,200	143

Technology Distributors (0.9%)
Arrow Electronics*	2,700	313
Avnet	4,200	160

		473

Technology Hardware Storage & Peripherals (1.0%)
Dell Technologies, Cl C*	4,600	506

Technology Hardware, Storage & Peripherals (0.5%)
Seagate Technology
Holdings	3,100	276

Telephones & Telecommunications (2.2%)
AT&T	11,400	288
Cisco Systems	2,800	157
Juniper Networks	5,500	162

LSV Global Value Fund

	Shares	Value (000)

Telephones & Telecommunications (continued)
NETGEAR*	4,800	$138
Verizon Communications	7,700	408

		1,153

Thrifts & Mortgage Finance (0.3%)
Radian Group	6,800	162

Trucking (0.3%)
Ryder System	1,900	161

TOTAL U.S. COMMON STOCK (Cost $28,386)		29,751

Foreign Common Stock (40.7%)
Australia (1.5%)
BlueScope Steel	10,900	169
Fortescue Metals Group	14,800	155
OMV	4,500	273
Rio Tinto	2,900	197

		794

Austria (0.4%)
BAWAG Group	3,200	201

Belgium (0.3%)
Solvay	1,300	154

Brazil (0.3%)
Vibra Energia	35,900	134

Canada (1.9%)
B2Gold	16,200	67
Canadian Imperial Bank of Commerce	2,100	255
iA Financial	2,800	166
Magna International	2,100	171
Suncor Energy	12,600	331

		990

China (1.1%)
China CITIC Bank, Cl H	292,000	128
Shanghai Pharmaceuticals Holding, Cl H	79,400	146
Shenzhen Expressway, Cl H	162,000	153
Sinotrans, Cl H	461,000	151

		578

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2021

LSV Global Value Fund

	Shares	Value (000)

Finland (0.6%)
TietoEVRY	9,500	$291

France (3.8%)
AXA	5,700	166
BNP Paribas	3,000	201
Bouygues	7,400	300
Ipsen	2,500	258
Metropole Television	7,600	167
Orange	14,400	157
Rothschild	3,700	163
Rubis SCA	3,000	96
Sanofi	2,600	260
Total	3,300	165

		1,933

Germany (2.0%)
Allianz	700	163
Daimler	1,700	168
Deutsche Post	2,400	148
Muenchener Rueckversicherungs	400	118
Rheinmetall	1,600	155
Volkswagen	800	261

		1,013

Hong Kong (3.9%)
Asia Cement China Holdings	134,500	103
China Petroleum & Chemical, Cl H	526,000	258
China Water Affairs Group	140,000	144
Dali Foods Group	256,000	142
Dongfeng Motor Group, Cl H	178,000	166
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	62,000	157
Hengan International Group	29,000	152
NetDragon Websoft Holdings	103,000	226
Nine Dragons Paper Holdings	125,000	157
PAX Global Technology	129,000	90
PetroChina, Cl H	536,000	258
WH Group	219,181	154

		2,007

Hungary (0.3%)
MOL Hungarian Oil & Gas	19,200	164

LSV Global Value Fund

	Shares	Value (000)

Indonesia (0.6%)
Telekomunikasi Indonesia Persero	1,057,600	$284

Israel (0.3%)
Teva Pharmaceutical Industries*	15,900	140

Italy (0.6%)
A2A	76,300	161
Mediobanca Banca di Credito Finanziario	13,100	156

		317

Japan (6.7%)
DCM Holdings	15,900	155
DTS	9,000	199
Isuzu Motors	11,900	160
ITOCHU	5,300	151
Kaga Electronics	6,600	181
Kandenko	18,800	145
KDDI	5,600	173
Lintec	6,800	152
Nippon Telegraph & Telephone	8,400	235
Nisshin Oillio Group	3,800	101
Nitto Kogyo	10,000	148
Nomura Holdings	31,000	150
ORIX	8,200	162
Relia	9,800	100
Resona Holdings	38,600	145
Ricoh Leasing	4,700	149
SKY Perfect JSAT Holdings	40,800	153
Sumitomo	11,100	157
Teijin	10,900	146
Tokyo Seimitsu	5,600	227
Tsubakimoto Chain	5,000	147
Valor	4,800	101

		3,437

Mexico (0.3%)
Coca-Cola Femsa	32,100	173

Netherlands (1.6%)
Aegon	30,600	155
Koninklijke Ahold Delhaize	7,700	250
Royal Dutch Shell, Cl B	11,800	273
Signify	3,100	150

		828

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2021

LSV Global Value Fund

	Shares	Value (000)

Norway (0.3%)
DNB Bank	6,900	$164

Poland (0.4%)
Asseco Poland	8,200	202

Russia (0.6%)
Gazprom PJSC ADR	15,900	156
LUKOIL PJSC ADR	1,600	163

		319

South Africa (0.3%)
Absa Group	15,800	145

South Korea (1.9%)
Huons	1,700	73
Kginicis	5,400	86
LG Uplus	12,500	154
Samsung Electronics	8,300	496
SK Telecom	600	159

		968

Spain (0.6%)
Enagas	7,000	157
Mapfre	71,600	152

		309

Sweden (1.8%)
Bilia, Cl A	8,600	153
Inwido	9,400	172
Nordea Bank Abp	12,200	149
SKF, Cl B	11,200	260
Volvo, Cl B	7,100	165

		899

Switzerland (1.9%)
Adecco Group	4,600	231
Novartis	2,800	231
Roche Holding AG	400	155
Swiss Life Holding	300	165
UBS Group	11,900	216

		998

Taiwan (2.3%)
ASE Technology Holding	82,000	294
Chipbond Technology	65,000	150
Compeq Manufacturing	121,000	176
Novatek Microelectronics	11,000	164
Powertech Technology	42,000	147

LSV Global Value Fund

	Shares	Value (000)

Taiwan (continued)
Topco Scientific	31,000	$154
Tripod Technology	26,000	110

		1,195

Thailand (0.2%)
Krung Thai Bank	315,900	109

Turkey (0.6%)
Coca-Cola Icecek	17,000	151
Eregli Demir ve Celik Fabrikalari	84,700	174

		325

United Kingdom (3.6%)
3i Group	9,200	172
Anglo American	4,600	175
BAE Systems	20,500	155
Barclays	62,400	173
Bellway	2,400	109
British American Tobacco	4,300	150
GAIL India GDR	2,219	27
GlaxoSmithKline	12,500	257
J Sainsbury	40,300	165
Lloyds Banking Group	252,300	173
Micro Focus International	28,200	138
Tesco	45,700	169

		1,863

TOTAL FOREIGN COMMON STOCK (Cost $20,585)		20,934

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2021

LSV Global Value Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (1.2%)
South Street Securities 0.010%, dated 10/29/2021, to be repurchased on 11/1/2021, repurchase price $616 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $292, 0.125% - 2.750%, 02/15/2022 – 07/31/2028; total market value $628)	$616	$616

TOTAL REPURCHASE AGREEMENT (Cost $616)		616

Total Investments – 99.8% (Cost $49,587)		$51,301

Percentages are based on Net Assets of $51,404 (000).

* Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock United States	$29,751	$–	$–	$29,751

Total Common Stock	29,751	–	–	29,751

Foreign Common Stock
Australia	794	–	–	794
Austria	201	–	–	201
Belgium	154	–	–	154
Brazil	134	–	–	134
Canada	990	–	–	990
China	578	–	–	578
Finland	291	–	–	291
France	1,933	–	–	1,933
Germany	1,013	–	–	1,013
Hong Kong	2,007	–	–	2,007
Hungary	164	–	–	164
Indonesia	284	–	–	284
Israel	–	140	–	140
Italy	317	–	–	317
Japan	3,437	–	–	3,437
Mexico	173	–	–	173
Netherlands	828	–	–	828
Norway	164	–	–	164
Poland	202	–	–	202
Russia	319	–	–	319
South Africa	145	–	–	145
South Korea	968	–	–	968
Spain	309	–	–	309
Sweden	899	–	–	899
Switzerland	998	–	–	998
Taiwan	1,195	–	–	1,195
Thailand	109	–	–	109
Turkey	–	325	–	325
United Kingdom	1,863	–	–	1,863

Total Foreign Common Stock	20,469	465	–	20,934

Total Repurchase Agreement	–	616	–	616

Total Investments in Securities	$50,220	$1,081	$—	$51,301

For the year ended October 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

October 31, 2021

LSV Global Value Fund
Assets:
Investments at Value (Cost $49,587)	$51,301
Foreign Currency at Value (Cost $69)	69
Dividends and Interest Receivable	60
Reclaim Receivable	12

Prepaid Expenses	16

Total Assets	51,458
Liabilities:
Payable to Custodian	14
Payable for Printing Fees	8
Payable due to Distributor	8
Payable due to Investment Adviser	7
Payable due to Transfer Agent	6
Payable for Fund Shares Redeemed	4
Payable due to Administrator	2
Payable due to Trustees	—
Payable due to Chief Compliance Officer	—

Other Accrued Expenses	5

Total Liabilities	54

Net Assets	$51,404

Net Assets Consist of:
Paid-in Capital	$48,945

Total Distributable Gain	2,459

Net Assets	$51,404

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($11,486 ÷ 866,101 shares)(1)	$13.26

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($39,918 ÷ 3,017,635 shares)(1)	$13.23

(1)	Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the year ended October 31, 2021

LSV Global Value Fund
Investment Income:
Dividend Income	$386
Interest Income	—

Foreign Taxes Withheld	(24)

Total Investment Income	362
Expenses:
Investment Advisory Fees	93
Distribution Fees - Investor Class	11
Administration Fees	7
Chief Compliance Officer Fees	2
Trustees’ Fees	1
Custodian Fees	46
Registration and Filing Fees	36
Transfer Agent Fees	35
Printing Fees	4
Professional Fees	4

Insurance and Other Fees	11

Total Expenses	250
Less: Waiver of Investment Advisory Fees	(93)
Less: Reimbursement of Expenses from Investment Adviser	(34)

Less: Fees Paid Indirectly — (see Note 4)	—

Net Expenses	123

Net Investment Income	239
Net Realized Gain on Investments	653
Net Realized Loss on Foreign Currency Transactions	(10)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,212

Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(1)

Net Realized and Unrealized Gain on Investments	2,854

Net Increase in Net Assets Resulting from Operations	$3,093

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the year ended October 31,

	LSV Global Value Fund

	2021	2020
Operations:
Net Investment Income	$239	$123
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	643	(37)

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	2,211	(813)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,093	(727)
Distributions
Institutional Class Shares	(105)	(123)

Investor Class Shares	(20)	(20)

Total Distributions	(125)	(143)
Capital Share Transactions:
Institutional Class Shares:
Issued	4,982	491
Reinvestment of Dividends and Distributions	105	123

Redeemed	(581)	(20)

Net Increase from Institutional Class Shares Transactions	4,506	594
Investor Class Shares:
Issued	39,631	448
Reinvestment of Dividends and Distributions	20	20

Redeemed	(1,716)	(262)

Net Increase from Investor Class Shares Transactions	37,935	206

Net Increase in Net Assets Derived from Capital Share Transactions	42,441	800

Total Increase (Decrease) in Net Assets	45,409	(70)
Net Assets:

Beginning of Year	5,995	6,065

End of Year	$51,404	$5,995

Shares Transactions:
Institutional Class:
Issued	384	49
Reinvestment of Dividends and Distributions	9	11

Redeemed	(52)	(2)

Total Institutional Class Share Transactions	341	58
Investor Class:
Issued	3,031	52
Reinvestment of Dividends and Distributions	2	2

Redeemed	(132)	(26)

Total Investor Class Share Transactions	2,901	28

Net Increase in Shares Outstanding	3,242	86

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each year ended October 31,

	Net Asset Value Beginning of Year	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Global Value Fund
Institutional Class Shares
2021	$9.35	$0.28	$3.84	$4.12	$(0.21)	$–	$(0.21)	$13.26	44.51%	$11,486	0.90%	2.07%	2.21%	29%
2020	10.91	0.20	(1.51)	(1.31)	(0.25)	–	(0.25)	9.35	(12.43)	4,907	0.90	2.54	2.04	13
2019	10.65	0.26	0.47	0.73	(0.20)	(0.27)	(0.47)	10.91	7.56	5,098	0.90	3.19	2.55	10
2018	11.54	0.23	(0.87)	(0.64)	(0.21)	(0.04)	(0.25)	10.65	(5.79)	4,453	0.90	3.17	1.95	13
2017	9.54	0.19	2.08	2.27	(0.20)	(0.07)	(0.27)	11.54	24.29	3,988	0.90	4.52	1.83	15

Investor Class Shares
2021	$9.33	$0.19	$3.90	$4.09	$(0.19)	$–	$(0.19)	$13.23	44.16%	$39,918	1.15%	1.92%	1.44%	29%
2020	10.89	0.18	(1.51)	(1.33)	(0.23)	–	(0.23)	9.33	(12.62)	1,088	1.15	2.80	1.85	13
2019	10.64	0.23	0.47	0.70	(0.18)	(0.27)	(0.45)	10.89	7.23	967	1.15	3.47	2.24	10
2018	11.52	0.19	(0.85)	(0.66)	(0.18)	(0.04)	(0.22)	10.64	(5.92)	524	1.15	3.43	1.66	13
2017	9.53	0.17	2.07	2.24	(0.18)	(0.07)	(0.25)	11.52	23.94	520	1.15	4.78	1.56	15

†

Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Capital shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

October 31, 2021

1.  Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing primarily in equity securities of companies located throughout the world. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.  Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving,

Notes to Financial Statements

October 31, 2021

generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above. As of October 31, 2021, the total market value of securities were valued based on the fair value prices provided by MarkIt were $465 (000) or 0.9% of Net Assets.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2021, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the

Notes to Financial Statements

October 31, 2021

dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (REITs)— With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements— In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2021, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$ 616	$ 616	$ —	$ —

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust

Notes to Financial Statements

October 31, 2021

for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2021, the Fund incurred $6,805 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2021, the Fund incurred $11,066 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2021, the Fund earned $8 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.  Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2022. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the year ended October 31, 2021.

6.  Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2021, were as follows (000):

Purchases	$45,431
Sales	$3,525

7.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of foreign currency translations, investments in passive foreign investment companies (PFICs) and reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2021.

The tax character of dividends and distributions paid during the years ended October 31, 2021 and 2020 was as follows (000):

	Ordinary Income	Total
2021	$125	$125
2020	143	143

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$318
Undistributed Long-Term Capital Gain	515
Other Temporary Differences	(2)
Unrealized Appreciation	1,628

Total Distributable Earnings	$2,459

Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund has no short-term or long-term

Notes to Financial Statements

October 31, 2021

capital loss carryforwards, at October 31, 2021. During the year end October 31, 2021, $100 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2021, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 49,673	$ 2,611	$ (983)	$ 1,628

8.  Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in

Notes to Financial Statements

October 31, 2021

significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Medium and Smaller Capitalization Risk — The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.  Other:

At October 31, 2021, 97% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At October 31, 2021, 96% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.  Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of LSV Global Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of LSV Global Value Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund) at October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LSV Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

December 23, 2021

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,027.90	0.90%	$4.60
Investor Class Shares	1,000.00	1,027.20	1.15	5.88

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.67	0.90%	$4.58
Investor Class Shares	1,000.00	1,019.41	1.15	5.85

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 19, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 888-Fund-LSV. The following chart lists Trustees and Officers as of October 31, 2021.

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INTERESTED TRUSTEES[3,4]

Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

N. Jeffrey Klauder (Born: 1952)	Trustee (since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund, SEI Global Assets Fund and SEI Investments—Guernsey Limited.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 39 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INDEPENDENT TRUSTEES[3]

Joseph T. Grause, JR. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (since 2018)

Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Director of The Korea Fund, Inc. to 2019.

Mitchell A. Johnson (Born: 1942)	Trustee (since 2005)	Retired. Private investor since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Catholic Responsible Investments Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997 and RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

Betty L. Krikorian (Born: 1943)	Trustee (since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self- Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of Villanova University Alumni Board of Directors to 2018.

Bruce R. Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Trustees oversee 39 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years

OFFICERS

Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments, since 2004.	None.

James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

None.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.	None.

Russell Emery (Born: 1962)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Chief Compliance Officer of The KP Funds to 2021.	None.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years

OFFICERS (continued)

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.

Matthew M. Maher (Born: 1975)	Vice President (since 2018) Secretary (since 2020)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

None.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.

Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.	None.

Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.

Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

NOTICE TO SHAREHOLDERS

OF

LSV GLOBAL VALUE FUND

(Unaudited)

For shareholders that do not have an October 31, 2021 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2021, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distribu- tions	Qualifying For Corporate Dividends Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends (5)	Qualifying Dividend Income (6)
0.00%	100.00%	100.00%	65.41%	97.89%	0.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund-LSV Global Value Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-AR-008-0800

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021					2020
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$104,400		None	None		$104,400		None	None
(b)	Audit-Related Fees	None		None	None		None		None	None
(c)	Tax Fees	$10,000	(2)	None	$150,670	(5)	$10,000	(2)	None	$88,304
(d)	All Other Fees	None		None	$385,179	(6)	None		None	$376,378

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$719,590	None	None	$766,250		None	None
(b)	Audit-Related Fees	None	None	None	None		None	None
(c)	Tax Fees	None	None	None	$970	(3)	None	None
(d)	All Other Fees	None	None	None	None		None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	None	None	None	$69,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(4)	None	None	None	$24,150	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$77,300	None	None	$95,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to McKee International Equity Portfolio.

(3)	Common Reporting Services (“CRS”) tax services for the Sands Capital Global Growth Fund.

(4)	Review and signing of federal and state income tax returns.

(5)	Tax compliance services provided to service affiliates of the funds.

(6)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $535,849 and $464,682 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $970 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $24,150 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 7, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: January 7, 2022